Financial risk management, Fair Value (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 1 of Fair Value Hierarchy [Member] | Share Price [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [abstract]
Percentage of increase/(decrease) in financial asset	10.00%
Increase/(decrease) in other comprehensive income, financial assets	$ 377,000	$ 1,178,000
Level 3 of Fair Value Hierarchy [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [abstract]
Percentage of increase/(decrease) in the share price of each financial liability	10.00%
Increase/(decrease) in profit before tax, financial liabilities	$ 3,007,000	4,510,000
Level 3 of Fair Value Hierarchy [Member] | Discounted Cashflows [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [abstract]
Percentage of increase/(decrease) in financial asset	10.00%
Increase/(decrease) in other comprehensive income, financial assets	$ 300,000	$ 0